Stock Options: (Details Textual) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 23, 2014	Sep. 12, 2014	Jan. 23, 2014	Mar. 21, 2014	Jul. 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.49	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	90.56%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.53%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.77
Share-based Compensation, Total	$ 950,795	$ 268,199
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		8 years 10 months 24 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total	$ 1,203,000	$ 3,123,000
Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			3,000,000
Director [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Three Employee [Member] | Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 1.76
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					125,000 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 175,000 vesting 20% per year.
One Employee [Member] | Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						30,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 2.30
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%
Chief Executive Officer [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				250,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 0.60
Chairman [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 0.60
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	5,154,404
Share-based Compensation Arrangement by Share-based Payment Award, Description			Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 100,000 shares of common stock; 50,000 of which have an exercise price equal to $1.11, being ten cents ($0.10) above the closing sales price of the common stock (or the closing bid, if no sales were reported) as listed on the OTC Market on July 23, 2014, which vested on the date of the grant hereof; and 50,000 of which have an exercise price equal to two times the value of the exercise price of the first 50,000 options, or $2.22 which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, such that 25% of the second 50,000 shall be vested on July 23, 2015 until the grant is fully vested on July 23, 2018.
Equity Incentive Plan 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			10,000,000
Equity Incentive Plan 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			3,000,000
Equity Incentive Plan 2013 [Member] | Founding Stock Holder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	3,500,000
Equity Incentive Plan 2013 [Member] | Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	54,404
Equity Incentive Plan 2013 [Member] | Founding Stock Holder and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.75
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%
Equity Incentive Plan 2013 [Member] | Consultant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	250,000
Equity Incentive Plan 2013 [Member] | Consultant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period	4 years
Equity Incentive Plan 2013 [Member] | One Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				20,000			50,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 0.60			$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				20.00%			20.00%
Equity Incentive Plan 2013 [Member] | Four Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,050,000
Equity Incentive Plan 2013 [Member] | Four Directors And Consultant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period	5 years